Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Cellebrite DI Ltd.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On September 27, 2021, the registrant filed a Registration Statement on Form F-1 (Registration No. 333-259826), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 6, 2021 (“Registration Statement”).This post-effective amendment is being filed to update the Registration Statement to (i) include information contained in the registrant’s annual report on Form 20-F for the fiscal year ended December 31, 2021, filed with the SEC on March 29, 2022, and (ii) to update certain other information in such Registration Statement.No additional securities are being registered under this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001854587
Document Period End Date	Dec. 31, 2021
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3